Commitments and Contingencies (Details)	Jan. 06, 2023 item	Mar. 15, 2021 USD ($) shares	Mar. 12, 2021 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 05, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and Contingencies
Deferred underwriting fee				$ 11,672,500	$ 11,672,500		$ 11,672,500
Amended and Restated Business Combination Agreement | American Oncology Network, LLC
Commitments and Contingencies
Number of managers designated by holders representing more than 50% of the AON common units | item	2
Minimum ownership percentage required for designation of two managers	50.00%
Number of managers designated by New AON | item	3
Initial Public Offering
Commitments and Contingencies
Percentage of deferred underwriting fee		3.50%
Deferred underwriting fee		$ 11,672,500		$ 11,672,500	$ 11,672,500
Deferred underwriting fee		$ 11,672,500
Over-allotment option
Commitments and Contingencies
Term for underwriters to purchase units to cover over-allotments			45 days
Maximum number of shares issued to underwriters | shares			4,500,000
Underwriter partially exercised option to purchase | shares			3,350,000
Fixed underwriter discount			$ 6,670,000
Underwriter forfeited remaining units | shares		1,150,000
Private Placement | Business Combination Agreement with AON
Commitments and Contingencies
Maximum amount of authorization of new shares of preferred stock for issuance						$ 100,000,000